Annual Total Returns[BarChart] - LOW-DURATION BOND FUND - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.58%	4.15%	(0.20%)	0.97%	0.49%	1.47%	1.42%	1.10%	3.71%	3.16%